Note 7 - Notes Payable (Details) - Notes Payable (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Total Notes Payable	$ 4,034,253	$ 4,034,229	$ 3,233,475
Less current portion	(877,698)	(910,612)	(234,807)
Long-term portion	3,156,555	3,123,617	2,998,668
Turbine Supplier [Member]
Debt Instrument [Line Items]
Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest.	3,107,219	3,068,595	2,914,095
Note Payable to Bank [Member]
Debt Instrument [Line Items]
Note Payable	400,000	330,000
Note Payable to Bank 2 [Member]
Debt Instrument [Line Items]
Note Payable	283,049	385,963
Note Payable to Bank 4 [Member]
Debt Instrument [Line Items]
Note Payable	160,411	162,000
Note Payable to Bank 5 [Member]
Debt Instrument [Line Items]
Note Payable	$ 83,574	$ 87,671